Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Directors and key management compensation
Short-term employee benefits	€ 27.0	€ 24.0	€ 27.0
Share-based payments	9.0	9.0	7.0
Total	36.0	33.0	34.0
Termination payments to Executive Committee	€ 0.6	€ 0.0	€ 0.0